Basis of Presentation and Accounting Periods Presented for Red Cat Pro Forma	9 Months Ended
Jan. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation and Accounting Periods Presented
1.	Basis of Presentation

The unaudited pro forma condensed combined Balance Sheet and Statement of Operations of Red Cat and Fat Shark have been derived from the historical accounting records of each entity. The historical financial information has been evaluated to determine whether there should be any pro-forma adjustments recorded to reflect events that are directly attributable to the Acquisition, factually supportable, and expected to have a continuing effect on the Company’s results of operations. The pro-forma Balance Sheet and Statement of Operations present the Acquisition as if it had been consummated as of January 1, 2018.

The unaudited pro forma combined financial information is for illustrative purposes only. The combined company may have reported different operating results if they had actually been combined for the periods presented. These pro-forma combined financial statements should not be relied upon as being indicative of the historical results that would have been achieved had the companies always been combined or the future results that the combined companies may realize after the Acquisition.

2.	Accounting Periods Presented

The unaudited pro forma combined Balance Sheet is being reported based upon September 30, 2020 because the Balance Sheet of Fat Shark was audited as of such date. The unaudited pro forma combined Statements of Operation are being reported for the twelve months ended December 31, 2019 and for the nine months ended September 30, 2020 because the Statements of Operations for Fat Shark were audited for such periods. The Balance Sheet and Statements of Operations for Red Cat are based on these dates and reporting periods.